Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax [Abstract]
Disclosure of detailed information about income tax

	2019	2018	2017

Loss for the year before income taxes	$(5,5 24 )	$(5,198)	$(36,511)

Statutory rate	27.00%	27.00%	26.00%

Expected income tax recovery	(1,4 91 )	(1,403)	(9,493)

Permanent differences and other	(1,277)	(8,163)	8,820

Difference in foreign tax rates	73	140	(640)

Effect of change in future tax rates	-	(805)	(433)

Change in valuation allowance	2,69 5	10,231	1,674

Total income tax recovery	$-	$-	$(72)

Disclosure of detailed information about current income tax

	2019	2018	2017

Current income tax recovery	$-	$-	$(72)

Deferred income tax expense	-	-	-

Total income taxes	$-	$-	$(72)

Deferred Income Tax Reconciliation

The Company’s deferred income tax liability consisted of:

	2019	2018	2017

Deferred income tax assets:

Non-capital loss carryforward	$11,092	$9,140	$9,608

Resource expenditures	2,647	2,507	2,763

Equipment	272	239	193

Share issue and legal costs	15	22	31

Other	11,957	11,355	1,113

	25,983	23,263	13,708

Unrecognized tax assets	(25,954)	(23,263)	(13,680)

Net deferred income tax assets	29	-	28

Deferred income tax liabilities:

Foreign exchange on loan	(29)	-	(28)

Net deferred income tax liabilities	$(29)	$-	$(28)

Net deferred income tax	$-	$-	$-